Revenue from Contract with Customer Revenue from Contract with Customer (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Net System Sales Per Technology
Net system sales per technology were as follows:

Year ended December 31	Net system sales in units	Net system sales in EUR millions

2018
EUV	18	1,880.1
ArFi	86	4,806.9
ArF dry	16	274.3
KrF	78	860.1
I-line	26	98.6
Metrology & Inspection	114	339.1
Total	338	8,259.1

2017 [1]
EUV	11	1,084.2
ArFi	76	4,028.7
ArF dry	13	186.4
KrF	71	743.5
I-line	26	99.7
Metrology & Inspection	95	281.9
Total	292	6,424.4

2016 [1,2]
EUV	4	331.2
ArFi	68	3,539.6
ArF dry	7	113.4
KrF	55	552.5
I-line	20	71.2
Metrology & Inspection	55	111.0
Total	209	4,718.9

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

2.
As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.

Net System Sales per End-Use
Net system sales per end-use were as follows:

Year ended December 31	Net system sales in units	Net system sales in EUR millions

2018
Logic	125	3,713.7
Memory	213	4,545.4
Total	338	8,259.1

2017 [1]
Logic	145	3,456.7
Memory	147	2,967.7
Total	292	6,424.4

2016 [1,2]
Logic	141	3,212.4
Memory	68	1,506.5
Total	209	4,718.9

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

2.
As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.

Contract with Customer Receivable, Asset and Liability
The following table provides information about the current and non-current positions of receivables, contracts assets, and contract liabilities from contracts with our customers.

Year ended December 31	2017[1]	2018
(in millions)	EUR	EUR

Accounts receivable	1,850.4	1,655.6
Finance receivables	218.5	886.2
Contract Assets	270.4	95.9
Contract liabilities	(2,152.0)	(2,953.2)
Total	187.3	(315.5)

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

Changes in Contracts with Customer, Asset and Liability
Significant changes in the contract assets and the contract liabilities balances during the period are as follows.

Year ended December 31	2017[1]		2018
(in millions)	EUR		EUR

	Contract Assets	Contract Liabilities	Contract Assets	Contract Liabilities
Balance at beginning of the year	148.3	1,833.8	270.4	2,152.0
Transferred to receivables from contract assets from the beginning of the period	(91.6)	—	(456.2)	—
Revenues recognized during the year, to be invoiced	456.7	—	192.3	—
Revenue recognition that was included in the contract liability balance at the beginning of the period	—	(1,197.9)	—	(1,306.3)
Changes as a result of cumulative catch-up adjustments arising form changes in estimates	—	—	—	(64.4)
Remaining performance obligations for which considerations have been received	—	1,759.1	—	2,082.5
Transfer between contract assets and liabilities	(243.0)	(243.0)	89.4	89.4
Total	270.4	2,152.0	95.9	2,953.2

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.